Severance Indemnities and Pension Plans (Amounts Recognized in OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Losses (gains) due to amortization:
Total changes in Accumulated OCI	¥ 199,370	¥ (24,892)	¥ (187,163)
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	194,405	(90,964)
Prior service cost arising during the year	3,436	40
Losses (gains) due to amortization:
Net actuarial loss	(7,698)	(13,900)
Prior service cost	7,613	8,933
Curtailment and settlement	1,168	2,742
Total changes in Accumulated OCI	198,924	(93,149)
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	10,444	78,667
Prior service cost arising during the year	(54)	(18,014)
Losses (gains) due to amortization:
Net actuarial loss	(11,743)	(11,890)
Prior service cost	2,307	1,189
Curtailment and settlement	(11)	(88)
Foreign currency translation adjustments	(966)	15,130
Total changes in Accumulated OCI	(23)	64,994
Foreign Offices and Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	3,503	7,166
Prior service cost arising during the year	(4)	(3,104)
Losses (gains) due to amortization:
Net actuarial loss	(1,810)	(273)
Prior service cost	927	560
Foreign currency translation adjustments	(204)	1,057
Total changes in Accumulated OCI	¥ 2,412	¥ 5,406